Statement of Changes in Stockholders' (Deficit) - USD ($)	Preferred Stock [Member]	Common Stock [Member] Common Class A [Member]	Common Stock [Member] Common Class B [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Beginning balance, value at Mar. 31, 2021			$ 316	$ 49,684	$ (59,395)	$ (9,395)
Beginning balance, shares at Mar. 31, 2021			3,162,500
Net loss					(414,045)	(414,045)
Sale of 519,500 private units		52		5,194,948		5,195,000
Class A common stock issued in IPO		$ 1,265		126,498,735		126,500,000
Class A common stock issued in IPO, shares		12,650,000
Offering cost				(2,855,000)		(2,855,000)
Deferred underwriting commission				(4,427,500)		(4,427,500)
Class A common stock issued for services		$ 10		(10)
Class A common stock issued for services, shares		101,200
Sale of 519,500 private units, shares		519,500
Class A common stock subject to possible redemption		$ (1,265)		(127,763,735)		(127,765,000)
Class A common stock subject to possible redemption, shares		(12,650,000)
Reclassification from negative additional paid-in capital to accumulated deficit				3,302,878	(3,302,878)
Ending balance, value at Mar. 31, 2022		$ 62	$ 316		(3,776,318)	(3,775,940)
Ending balance, shares at Mar. 31, 2022		620,700	3,162,500
Net loss					(154,420)	(154,420)
Ending balance, value at Jun. 30, 2022		$ 62	$ 316		(3,930,738)	(3,930,360)
Ending balance, shares at Jun. 30, 2022		620,700	3,162,500
Beginning balance, value at Mar. 31, 2022		$ 62	$ 316		(3,776,318)	(3,775,940)
Beginning balance, shares at Mar. 31, 2022		620,700	3,162,500
Net loss						(319,979)
Ending balance, value at Sep. 30, 2022		$ 62	$ 316		(4,559,741)	(4,559,363)
Ending balance, shares at Sep. 30, 2022		620,700	3,162,500
Beginning balance, value at Mar. 31, 2022		$ 62	$ 316		(3,776,318)	(3,775,940)
Beginning balance, shares at Mar. 31, 2022		620,700	3,162,500
Net loss					(400,232)	(400,232)
Accretion for Class A common stock to redemption amount					(2,264,084)	(2,264,084)
Conversion from Class B to Class A		$ 316	$ (316)
Conversion from Class B to Class A, shares		3,162,500	(3,162,500)
Ending balance, value at Mar. 31, 2023		$ 378			(6,440,634)	(6,440,256)
Ending balance, shares at Mar. 31, 2023		3,783,200
Beginning balance, value at Jun. 30, 2022		$ 62	$ 316		(3,930,738)	(3,930,360)
Beginning balance, shares at Jun. 30, 2022		620,700	3,162,500
Net loss					(165,559)	(165,559)
Accretion for Class A common stock to redemption amount					(463,444)	(463,444)
Ending balance, value at Sep. 30, 2022		$ 62	$ 316		(4,559,741)	(4,559,363)
Ending balance, shares at Sep. 30, 2022		620,700	3,162,500
Beginning balance, value at Mar. 31, 2023		$ 378			(6,440,634)	(6,440,256)
Beginning balance, shares at Mar. 31, 2023		3,783,200
Net loss					(261,565)	(261,565)
Accretion for Class A common stock to redemption amount					(310,535)	(310,535)
Ending balance, value at Jun. 30, 2023		$ 378			(7,012,734)	(7,012,356)
Ending balance, shares at Jun. 30, 2023		3,783,200
Beginning balance, value at Mar. 31, 2023		$ 378			(6,440,634)	(6,440,256)
Beginning balance, shares at Mar. 31, 2023		3,783,200
Net loss						(531,911)
Ending balance, value at Sep. 30, 2023		$ 378			(7,373,767)	(7,373,389)
Ending balance, shares at Sep. 30, 2023		3,783,200
Beginning balance, value at Jun. 30, 2023		$ 378			(7,012,734)	(7,012,356)
Beginning balance, shares at Jun. 30, 2023		3,783,200
Net loss					(270,346)	(270,346)
Accretion for Class A common stock to redemption amount					(90,687)	(90,687)
Ending balance, value at Sep. 30, 2023		$ 378			$ (7,373,767)	$ (7,373,389)
Ending balance, shares at Sep. 30, 2023		3,783,200